Segment Reporting (Tables)	6 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of segment operating performance measure
	For the Six Months Ended December 31, 2020
	Tea shop	Distribution of Dark tea
	chains	products	Unallocated	Total

Revenues	$169,656	$3,704,424	$-	$51,189
Income (Loss) from operations	$(460,535)	$910,067	$(1,108,830)	$(659,298)
Net income (loss)	$(393,649)	$771,102	$(680,654)	$(303,201)

	For the Six Months Ended December 31, 2019
	Tea shop	Distribution of Dark tea
	chains	products	Unallocated	Total

Revenues	$348,816	$69,403	$-	$418,219
Loss from operations	$(884,478)	$(85,628)	$(508,911)	$(1,479,017)
Net loss	$(836,986)	$(10,194)	$(493,581)	$(1,340,761)